Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1)(2)(3) ($)	Compensation Actually Paid to PEO 2(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		GAAP Net Income (Loss) ($ Millions)	Total Revenues ($ Millions)(5)
							TSR ($)	Peer Group TSR ($)
2025	—	21,927,563	—	12,209,116	6,352,943	3,731,035	67.77	124.75	348.9	3,221
2024	—	14,853,605	—	2,421,839	6,566,982	1,711,776	74.96	93.49	426.9	2,854
2023	21,976,020	17,875,236	15,757,509	18,518,864	6,321,622	5,564,948	109.96	94.03	167.6	2,419
2022	18,351,880	—	34,379,532	—	6,114,555	10,821,939	118.02	89.90	141.6	2,096
2021	18,262,538	—	18,390,254	—	5,510,297	5,670,256	100.75	100.02	(64.1)	1,846

Company Selected Measure Name			Total Revenues
Named Executive Officers, Footnote	Jean-Jacques Bienaimé was our PEO for each year presented until November 30, 2023 (PEO 1), and Alexander Hardy has been our PEO since December 1, 2023 (PEO 2). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Brian R. Mueller	Brian R. Mueller	Brian R. Mueller	Brian R. Mueller	Brian R. Mueller
Jeff Ajer	Jeff Ajer	Jeff Ajer	G. Eric Davis	Cristin Hubbard
Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.	Henry J. Fuchs, M.D.	Gregory R. Friberg, M.D.
C. Greg Guyer, Ph.D.	G. Eric Davis	C. Greg Guyer, Ph.D.	Cristin Hubbard	C. Greg Guyer, Ph.D.
Gregory R. Friberg, M.D.

Peer Group Issuers, Footnote			The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount			$ 21,927,563
PEO Actually Paid Compensation Amount			$ 12,209,116
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	21,927,563	(18,742,939)	9,024,492	12,209,116

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	6,352,943	(5,062,936)	2,441,028	3,731,035
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	11,098,209	(1,508,115)	(565,602)	—	9,024,492

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,991,701	(490,906)	(59,767)	—	2,441,028

Non-PEO NEO Average Total Compensation Amount			$ 6,352,943	$ 6,566,982	$ 6,321,622	$ 6,114,555	$ 5,510,297
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,731,035	1,711,776	5,564,948	10,821,939	5,670,256
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Stock Awards and Option Awards for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2025	21,927,563	(18,742,939)	9,024,492	12,209,116

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	6,352,943	(5,062,936)	2,441,028	3,731,035
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2025	11,098,209	(1,508,115)	(565,602)	—	9,024,492

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	2,991,701	(490,906)	(59,767)	—	2,441,028

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between Compensation Actually Paid, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Nasdaq Biotechnology Index over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	BioMarin TSR	Nasdaq Biotechnology Index TSR

Compensation Actually Paid vs. Net Income
Description of Relationship Between Compensation Actually Paid and GAAP Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our GAAP Net Income (Loss) during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus GAAP Net Income (Loss)

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	GAAP Net Income (Loss)

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between Compensation Actually Paid and Total Revenues
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Total Revenue ($ in Millions) during the five most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Total Revenues

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	Total Revenues

Total Shareholder Return Vs Peer Group
Description of Relationship Between Compensation Actually Paid, Company TSR, and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Nasdaq Biotechnology Index over the same period.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

■	PEO 1 Compensation Actually Paid	■	PEO 2 Compensation Actually Paid	■	Average Non-PEO NEO Compensation Actually Paid	BioMarin TSR	Nasdaq Biotechnology Index TSR

Tabular List, Table

Total Revenues
Non-GAAP Diluted EPS
Relative TSR
Revenue CAGR
Core Operating Margin
Incremental Revenue Attained from New Products and Programs and/or the Acceleration of Existing Programs
Number of Product Regulatory Approvals by the FDA and EMA and IND/CTAs submitted to the FDA and EMA and Number of Development Programs that Achieve Proofs of Concept or Meet Clinical Milestones

Total Shareholder Return Amount			$ 67.77	74.96	109.96	118.02	100.75
Peer Group Total Shareholder Return Amount			124.75	93.49	94.03	89.90	100.02
Net Income (Loss)			$ 348,900,000	$ 426,900,000	$ 167,600,000	$ 141,600,000	$ (64,100,000)
Company Selected Measure Amount			3,221,000,000	2,854,000,000	2,419,000,000	2,096,000,000	1,846,000,000
PEO Name			Alexander Hardy	Alexander Hardy
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures in this table are not ranked.
			All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.
Measure:: 1
Pay vs Performance Disclosure
Name			Total Revenues
Non-GAAP Measure Description			We determined Total Revenues to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. This measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name			Non-GAAP Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name			Revenue CAGR
Measure:: 5
Pay vs Performance Disclosure
Name			Core Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name			Incremental Revenue Attained from New Products and Programs and/or the Acceleration of Existing Programs
Measure:: 7
Pay vs Performance Disclosure
Name			Number of Product Regulatory Approvals by the FDA and EMA and IND/CTAs submitted to the FDA and EMA and Number of Development Programs that Achieve Proofs of Concept or Meet Clinical Milestones
Alexander Hardy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 21,927,563	$ 14,853,605	$ 17,875,236
PEO Actually Paid Compensation Amount			12,209,116	$ 2,421,839	18,518,864
PEO Name	Alexander Hardy
Jean-Jacques Bienaimé [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					21,976,020	$ 18,351,880	$ 18,262,538
PEO Actually Paid Compensation Amount					$ 15,757,509	$ 34,379,532	$ 18,390,254
PEO Name		Jean-Jacques Bienaimé				Jean-Jacques Bienaimé	Jean-Jacques Bienaimé
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,742,939)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,024,492
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,098,209
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,508,115)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(565,602)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,062,936)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,441,028
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,991,701
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(490,906)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,767)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0